Adoption of New And Revised Standards	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Adoption of New And Revised Standards
2	ADOPTION OF NEW AND REVISED STANDARDS
New and amended International Financial Reporting Standards (“IFRS”) that are effective for the current year
Impact of the initial application of
Covid-19-Related
Rent Concessions beyond June 30, 2021 Amendment
to IFRS 16
In 2020, the Group early adopted
Covid-19-Related
Rent Concessions
(Amendment to IFRS 16) that provided practical relief to lessees in accounting for rent concessions occurring as a direct consequence of
COVID-19,
by introducing a practical expedient to IFRS 16
Leases
. This practical expedient was available to rent concessions for which any reduction in lease payments affected payments originally due on or before June 30, 2021.
In March 2021, the International Accounting Standards Board (“IASB”) issued
Covid-19-Related Rent Concessions beyond June 30, 2021 (Amendment to IFRS 16)
that extends the practical expedient to apply to reduction in lease payments originally due on or before June 30, 2022.
In the current financial year, the Group has applied the amendment to IFRS 16 (as issued by the Board in May 2021) in advance of its effective date.
The practical expedient permits a lessee to elect not to assess whether a
COVID-19-related
rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the
COVID-19-related
rent concession applying IFRS 16 as if the change were not a lease modification.
The practical expedient applies only to rent concessions occurring as a direct consequence of
COVID-19
and only if all of the following conditions are met:

(i)	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.

(ii)
Any reduction in lease payments affects only payments originally due on or before June 30, 2022 (a rent concession meets this condition if it results in reduced lease payments on or before June 30, 2022 and increased lease payments that extend beyond June 30, 2022).

(iii)	There is no substantive change to other terms and conditions of the lease.

Impact on accounting for changes in lease payments applying the exemption

The Group has applied the practical expedient retrospectively to all rent concessions that meet the conditions in IFRS 16:46B, and has not restated prior period figures.
In 2020, the
Group has benefited from an average 2 months waiver of lease payments on leased office space. The waiver of lease payments of S$
0.5
 million has been accounted for as a negative variable lease payment in profit or loss. The Group has derecognized the part of the lease liability that has been extinguished by the forgiveness of lease payments, consistent with the requirements of IFRS 9:3.3.1.
 In 2021, the waiver of lease payments was insignificant.
New and revised IFRS Standards in issue but not yet effective
At the date of authorisation of these financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

Amendments to IAS 1	Classification of Liabilities as Current or Non-current

Amendments to IFRS 3	Reference to the Conceptual Framework

Amendments to IAS 16	Property, Plant and Equipment – Proceeds before Intended Use

Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract

Annual improvements to IFRS Standards 2018 – 2020 Cycle	Amendments to IFRS 1-First-time Adoption of International Standards, IFRS 9 Financial instruments, IFRS 16 Leases and IAS 41 Agriculture.

Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies

Amendments to IAS 8	Definition of Accounting Estimates

Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in future periods.